                                 COLUMBIA PYRFORD INTERNATIONAL STOCK FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia Pyrford International Stock Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 96.0%

Issuer	Shares	Value ($)
Australia 10.0%
Brambles Ltd.	992,355	8,745,220
Computershare Ltd.	446,229	6,960,041
Endeavour Group Ltd.	778,391	2,532,471
QBE Insurance Group Ltd.	612,227	6,229,391
Rio Tinto Ltd.	62,086	5,097,596
Woodside Energy Group Ltd.	244,890	4,975,520
Woolworths Group Ltd.	315,561	7,273,769

Total		41,814,008

Finland 2.6%
KONE OYJ, Class B	84,699	3,770,425
Mandatum OYJ(a)	24,078	103,027
Sampo OYJ, Class A	158,951	6,951,435

Total		10,824,887

France 7.1%
Air Liquide SA	42,276	8,014,692
Bureau Veritas A	205,697	4,980,109
Legrand SA	63,828	6,156,143
Rubis SCA	131,910	3,206,933
Sanofi SA	75,833	7,072,560

Total		29,430,437

Germany 8.8%
Brenntag SE	85,443	7,391,931
DHL Group	159,253	7,483,149
Fielmann Group AG	60,585	3,193,093
GEA Group AG	105,821	3,893,571
Merck KGaA	24,041	4,211,112
Nemetschek SE	35,186	3,071,825
SAP SE	46,630	7,417,463

Total		36,662,144

Hong Kong 4.7%
AIA Group Ltd.	711,200	6,114,280
ASMPT Ltd.	344,270	3,524,838
Power Assets Holdings Ltd.	991,569	5,172,750
VTech Holdings Ltd.	821,700	4,845,678

Total		19,657,546

Common Stocks (continued)

Issuer	Shares	Value ($)
Indonesia 3.1%
PT Bank Rakyat Indonesia Persero Tbk	19,029,700	6,476,271
PT Telekomunikasi Indonesia Persero Tbk	26,055,000	6,335,428

Total		12,811,699

Japan 13.7%
ABC-Mart, Inc.	327,500	5,395,440
Japan Tobacco, Inc.	425,768	10,948,522
KDDI Corp.	296,500	9,262,085
Mitsubishi Electric Corp.	642,900	8,708,693
Nabtesco Corp.	349,000	6,530,497
Nihon Kohden Corp.	284,800	7,133,066
Nissan Chemical Industries Ltd.	92,800	3,386,918
Sumitomo Rubber Industries Ltd.	304,000	3,521,411
Toyota Tsusho Corp.	39,500	2,188,904

Total		57,075,536

Malaysia 2.8%
Axiata Group Bhd	5,993,000	2,907,349
Malayan Banking Bhd	4,163,900	8,026,583
Telekom Malaysia Bhd	597,000	675,378

Total		11,609,310

Netherlands 3.4%
Koninklijke Philips NV	139,598	2,864,725
Koninklijke Vopak NV	91,069	3,127,878
Shell PLC	124,868	4,036,340
Wolters Kluwer NV	30,118	4,148,536

Total		14,177,479

Norway 1.9%
Telenor ASA	751,999	8,093,148

Singapore 7.0%
ComfortDelGro Corp., Ltd.	4,501,300	4,345,795
Singapore Technologies Engineering Ltd.	1,668,700	4,628,489
Singapore Telecommunications Ltd.	4,720,907	8,134,362
United Overseas Bank Ltd.	495,202	10,106,715
Venture Corp., Ltd.	213,700	2,001,821

Total		29,217,182

2	Columbia Pyrford International Stock Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Pyrford International Stock Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Sweden 2.5%
ASSA ABLOY AB, Class B	121,998	3,125,636
Atlas Copco AB, Class A	199,220	3,075,221
Essity AB, Class B	160,899	4,025,266

Total		10,226,123

Switzerland 8.1%
Geberit AG	4,167	2,337,745
Givaudan SA	599	2,241,704
Nestlé SA, Registered Shares	94,355	10,736,531
Novartis AG, Registered Shares	91,390	8,920,421
Schindler Holding AG	11,009	2,466,710
SGS SA, Registered Shares	29,625	2,521,172
Zurich Insurance Group AG	9,201	4,609,851

Total		33,834,134

Taiwan 3.0%
Advantech Co., Ltd.	227,675	2,572,121
Chunghwa Telecom Co., Ltd.	1,215,000	4,645,086
Merida Industry Co., Ltd.	89,000	533,652
Taiwan Semiconductor Manufacturing Co., Ltd.	259,000	4,737,659

Total		12,488,518

United Kingdom 15.1%
BP PLC	614,674	3,737,017
British American Tobacco PLC	212,928	6,775,372
Bunzl PLC	110,366	4,189,674
GSK PLC	316,597	5,688,444
Haleon PLC	333,361	1,396,639
IMI PLC	155,195	3,067,311

Common Stocks (continued)

Issuer	Shares	Value ($)
Imperial Brands PLC	205,492	4,804,182
Legal & General Group PLC	2,432,893	7,070,474
National Grid PLC	563,481	7,307,942
Reckitt Benckiser Group PLC	85,931	5,866,247
Unilever PLC	165,159	7,877,716
Vodafone Group PLC	5,848,072	5,258,403

Total		63,039,421

United States 2.2%
Roche Holding AG, Genusschein Shares	33,993	9,144,836

Total Common Stocks (Cost $335,209,843)		400,106,408

Preferred Stocks 1.7%

Issuer	Shares	Value ($)
Germany 1.7%
FUCHS SE	168,235	7,121,704

Total Preferred Stocks (Cost $5,330,364)		7,121,704

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(b),(c)	4,401,598	4,400,718

Total Money Market Funds (Cost $4,400,718)		4,400,718

Total Investments in Securities (Cost $344,940,925)		411,628,830

Other Assets & Liabilities, Net		5,272,149

Net Assets		$416,900,979

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(c)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	4,714,786	25,553,636	(25,867,232)	(472)	4,400,718	580	70,659	4,401,598

Columbia Pyrford International Stock Fund | First Quarter Report 2023	3

PORTFOLIO OF INVESTMENTS (continued)

Columbia Pyrford International Stock Fund, November 30, 2023 (Unaudited)

Notes to Portfolio of Investments (continued)

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

4	Columbia Pyrford International Stock Fund | First Quarter Report 2023

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.

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